UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Level Global Investors, L.P.
           --------------------------------------------------
Address:   537 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut  06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-10737
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-863-5808
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Adam Jaffe             Greenwich, Connecticut          5/16/05
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        73
                                               -------------

Form 13F Information Table Value Total:        598,696
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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

NAME OF                         TITLE                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT OTHER
ISSUER                          OF CLASS          CUSIP    (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
ALLIANCE CAP MGMT HLDG LP       UNIT LTD PARTN  01855A101    4,715    100,000   SH         SOLE              100,000
AMDOCS LTD                      ORD             G02602103    7,810    275,000   SH         SOLE              275,000
AMERICREDIT CORP                COM             03060R101    9,376    400,000   SH         SOLE              400,000
AMERITRADE HLDG CORP NEW        COM             03074K100    5,105    500,000   SH         SOLE              500,000
AMKOR TECHNOLOGY INC            COM             031652100    1,698    440,000   SH         SOLE              440,000
ARENA PHARMACEUTICALS INC       COM             040047102     253     50,000    SH         SOLE              50,000
ASSURANT INC                    COM             04621X108    6,740    200,000   SH         SOLE              200,000
ATARI INC                       COM             04651M105    1,264    400,000   SH         SOLE              400,000
ATI TECHNOLOGIES INC            COM             001941103    32,851  1,900,000  SH         SOLE             1,900,000
ATMEL CORP                      COM             049513104    3,687   1,249,700  SH         SOLE             1,249,700
BEARINGPOINT INC                COM             074002106    3,070    350,000   SH         SOLE              350,000
BUSINESS OBJECTS S A            SPONS ADR       12328X107    4,034    150,000   SH         SOLE              150,000
CGI HLDG CORP                   COM             125318105     720     160,000   SH         SOLE              160,000
CHUBB CORP                      COM             171232101    7,927    100,000   SH         SOLE              100,000
CITIGROUP INC                   COM             172967101    26,964   600,000   SH         SOLE              600,000
CORNING INC                     COM             219350105    15,582  1,400,000  SH         SOLE             1,400,000
CREDENCE SYS CORP               COM             225302108    3,164    400,000   SH         SOLE              400,000
CSG SYST INTL INC               COM             126349109    4,887    300,000   SH         SOLE              300,000
CTRIP COM INTL LTD              ADR             22943F100    20,628   545,000   SH         SOLE              545,000
CYBERONICS INC                  COM             23251P102    1,104    25,000    SH         SOLE              25,000
DIGITAS INC                     COM             25388K104    19,709  1,951,400  SH         SOLE             1,951,400
DORAL FINL CORP                 COM             25811P100    2,736    125,000   SH         SOLE              125,000
DOUBLECLICK INC                 COM             258609304    2,695    350,000   SH         SOLE              350,000
ECC CAPITAL CORP                COM             26826M108    1,500    250,000   SH         SOLE              250,000
ELAN PLC                        CALL            284131908      10     200,000   SH CALL    SOLE              200,000
ELECTRONIC ARTS INC             COM             285512109    2,589    50,000    SH         SOLE              50,000
ELECTRONIC ARTS INC             CALL            285512909     348     200,000   SH CALL    SOLE              200,000
ENDURANCE SPECIALTY HLDGS LT    SHS             G30397106    7,568    200,000   SH         SOLE              200,000
F5 NETWORKS INC                 COM             315616102    16,662   330,000   SH         SOLE              330,000
FRANKLIN RES INC                COM             354613101    8,581    125,000   SH         SOLE              125,000
GENERAL MARITIME CORP           SHS             Y2692M103    15,016   310,000   SH         SOLE              310,000
GOLDMAN SACHS GROUP INC         COM             38141G104    5,500    50,000    SH         SOLE              50,000
HEWLETT PACKARD CO              COM             428236103    13,164   600,000   SH         SOLE              600,000
HOMESTORE INC                   COM             437852106     222     100,000   SH         SOLE              100,000
JUNIPER NETWORKS INC            COM             48203R104    4,412    200,000   SH         SOLE              200,000
KB HOME                         COM             48666K109    5,873    50,000    SH         SOLE              50,000
LINKTONE LTD                    ADR             535925101    2,545    350,000   SH         SOLE              350,000
MACROMEDIA INC                  COM             556100105    8,375    250,000   SH         SOLE              250,000
MARVELL TECHNOLOGY GROUP LTD    ORD             G5876H105    3,834    100,000   SH         SOLE              100,000
MCAFEE INC                      COM             579064106    32,712  1,450,000  SH         SOLE             1,450,000
MCAFEE INC                      CALL            579064906     210     300,000   SH CALL    SOLE              300,000
METRIS COS INC                  COM             591598107    15,067  1,300,000  SH         SOLE             1,300,000
MICROCHIP TECHNOLOGY INC        COM             595017104    5,202    200,000   SH         SOLE              200,000
MONSTER WORLDWIDE INC           COM             611742107    1,401    50,000    SH         SOLE              50,000
MYRIAD GENETICS INC             COM             62855J104    1,103    60,000    SH         SOLE              60,000
NEWS CORP                       CL A            65248E104    5,076    300,000   SH         SOLE              300,000
NORTH FORK BANCORPORATION NY    COM             659424105    2,774    100,000   SH         SOLE              100,000
ORACLE CORP                     COM             68389X105    6,240    500,000   SH         SOLE              500,000
OSI PHARMACEUTICALS INC         COM             671040103    26,560   642,469   SH         SOLE              642,469
PORTALPLAYER INC                COM             736187204    6,849    300,000   SH         SOLE              300,000
PROTEIN DESIGN LABS INC         COM             74369L103    2,399    150,000   SH         SOLE              150,000
QLOGIC CORP                     PUT             747277951     193     100,000   SH PUT     SOLE              100,000
QUALCOMM INC                    COM             747525103    22,894   625,000   SH         SOLE              625,000
REDIFF COM INDIA LTD            SPONSORED ADR   757479100    1,410    200,000   SH         SOLE              200,000
RESEARCH IN MOTION LTD          PUT             760975952     800     250,000   SH PUT     SOLE              250,000
SANDISK CORP                    COM             80004C101    2,780    100,000   SH         SOLE              100,000
SEAGATE TECHNOLOGY              SHS             G7945J104    21,505  1,100,000  SH         SOLE             1,100,000
SHIP FINANCE INTERNATIONAL L    SHS             G81075106    10,150   500,000   SH         SOLE              500,000
SIEBEL SYS INC                  COM             826170102    7,350    805,000   SH         SOLE              805,000
SILICON VY BANCSHARES           COM             827064106    6,609    150,000   SH         SOLE              150,000
SINA CORP                       ORD             G81477104    3,883    125,000   SH         SOLE              125,000
SOHU COM INC                    COM             83408W103    4,395    250,000   SH         SOLE              250,000
SOVEREIGN BANCORP INC           COM             845905108    3,324    150,000   SH         SOLE              150,000
STANDARD PAC CORP NEW           COM             85375C101    3,610    50,000    SH         SOLE              50,000
SUNTRUST BKS INC                COM             867914103    10,811   150,000   SH         SOLE              150,000
TAKE-TWO INTERACTIVE SOFTWAR    COM             874054109    30,889   790,000   SH         SOLE              790,000
TELEWEST GLOBAL INC             COM             87956T107    1,779    100,000   SH         SOLE              100,000
TIME WARNER INC                 COM             887317105    17,550  1,000,000  SH         SOLE             1,000,000
TOM ONLINE INC                  ADR REG S       889728200    3,821    304,000   SH         SOLE              304,000
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT  90458E107    3,438    100,000   SH         SOLE              100,000
UNITEDGLOBALCOM                 CL A            913247508    14,190  1,500,000  SH         SOLE             1,500,000
WALTER INDS INC                 COM             93317Q105    7,446    175,000   SH         SOLE              175,000
YAHOO INC                       COM             984332106    31,358   925,000   SH         SOLE              925,000
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